General and Administrative Expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14:	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands

Management fees and expenses relating to service providers	107	117	123
Share based payment expense	3	14	37
Patents and fees	94	141	137
Directors’ fees	60	68	64
Investor relations and travel	-	-	3
Rent and office maintenance	12	6	15
Insurance	119	202	229
Professional services	330	291	381
Other	9	11	12

	734	850	1,001